Leases - Supplemental cash flow information related to operating leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Leases
Cash paid for amounts included in the measurement of lease liabilities, Operating cash flows from operating leases	¥ 39,799
Right-of-use assets obtained in exchange for lease obligations, Operating leases	¥ 51,621